CRABBE HUSON MANAGED INCOME
                                  & EQUITY FUND
                            CRABBE HUSON EQUITY FUND

                                 CLASS I SHARES

                  Supplement to Prospectus dated March 1, 1999


Marian L. Kessler is no longer a co-manager of Crabbe Huson Equity Fund and Crabbe Huson Managed Income & Equity Fund.

John E. Maack, Jr., a portfolio and securities analyst at Crabbe Huson Group, Inc. (Crabbe Huson) from 1988 to July, 1999, is now a co-manager for these Funds. He resumed employment with Crabbe Huson as Director of Equities, Portfolio Manager and Analyst on December 6, 1999 after being on sabbatical since July 22, 1999. Mr. Maack is co-manager on the Crabbe Huson Managed Income & Equity Fund with Robert Anton and Garth Nisbet and is co-manager of the Crabbe Huson Equity Fund with Robert Anton.


CHF-36/191A-0100                                          January 18,  2000

                           CRABBE HUSON SMALL CAP FUND
                          THE CRABBE HUSON SPECIAL FUND
                        CRABBE HUSON OREGON TAX-FREE FUND
                       CRABBE HUSON CONTRARIAN INCOME FUND
                            CRABBE HUSON EQUITY FUND
                    CRABBE HUSON MANAGED INCOME & EQUITY FUND


                 Supplement to Prospectuses dated March 1, 1999
                 (Replacing Supplement dated September 15, 1999)

1. Until further notice, Class B and Class C shares of Crabbe Huson Small Cap Fund and The Crabbe Huson Special Fund are not available for purchases or exchanges.
2. Until further notice, Class C shares of Crabbe Huson Oregon Tax-Free Fund are not available for purchases or exchanges.
3. Peter P. Belton is no longer a co-manager of The Crabbe Huson Special Fund and Crabbe Huson Small Cap Fund.
4. Effective December, 1999, Marian L Kessler is no longer a co-manager of Crabbe Huson Equity Fund and Crabbe Huson Managed Income & Equity Fund. John E. Maack, Jr., a portfolio and securities analyst at Crabbe Huson Group, Inc.(Crabbe Huson) from 1988 to July, 1999, is now a co-manager for these Funds. He resumed employment with Crabbe Huson as Director of Equities, Portfolio Manager and Analyst on December 6, 1999 after being on sabbatical since July 22, 1999. Mr. Maack is co-manager of the Crabbe Huson Managed Income & Equity Fund with Robert Anton and Garth Nisbet and is co-manager of the Crabbe Huson Equity Fund with Robert Anton.
5. Class B and Class C shares are available for purchases or exchanges in Crabbe Huson Contrarian Income Fund. In connection with the offering of these classes, the following information is added to the Crabbe Huson Contrarian Income Fund Prospectus:

      Your Expenses
-------------------------------------------------------------------------------------------------------------------
      Expenses  are one of several  factors to  consider  before you invest in a mutual fund.  The tables below  describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees (paid directly from your investment)

Crabbe Huson Contrarian Income Fund                                                   Class B       Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                                0.00          0.00
---------------------------------------------------------------------------- ------ ------------ --------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the offering price)                                                5.00          1.00
---------------------------------------------------------------------------- ------ ------------ --------------
Redemption fee(1) (%)
(as a percentage of amount redeemed, if applicable)                                    None          None

      Annual Fund Operating Expenses (deducted directly from Fund assets)

Crabbe Huson Contrarian Income Fund                                                   Class B       Class C
Management fee(2) (%)                                                                  0.80          0.80
---------------------------------------------------------------------------- ------ ------------ --------------
---------------------------------------------------------------------------- ------ ------------ --------------
Distribution and service (12b-1) fees (%)                                              1.00          1.00(2)
---------------------------------------------------------------------------- ------ ------------ --------------
---------------------------------------------------------------------------- ------ ------------ --------------
Other expenses(2)(3) (%)                                                               0.71          0.71
---------------------------------------------------------------------------- ------ ------------ --------------
---------------------------------------------------------------------------- ------ ------------ --------------
Total annual fund operating expenses(2) (%)                                            2.51          2.51
---------------------------------------------------------------------------- ------ ------------ --------------
---------------------------------------------------------------------------- ------ ------------ --------------

(1) There is a $7.50 charge for wiring sale proceeds to your bank.
(2) Expenses shown are restated to reflect current fees and expenses. The Fund's advisor or distributor have agreed to voluntarily waive, until further notice, a portion of its advisory fee and Class C distribution and service
    (12b-1) fees and to reimburse the fund for certain expenses. As a result, the management fee would be 0.00%, for each share class, the Class C share
    12b-1 fee would be 0.85%, other expenses would be 0.55% for each share class and total annual operating expenses would be 1.55% for Class B shares and 1.40% for Class C shares.
(3) Estimated based on Class A expenses.




      Example Expenses (your actual costs may be higher or lower)

Crabbe Huson Contrarian Income Fund                               1 Year     3 Years    5 Years     10 Years
--------------------------------------------------------------- ----------- ---------- ----------- -----------
Class B: did not sell your shares                                  $255        $783      $1,337      $2,666
         sold all your shares at
         the end of the period                                     $755      $1,083      $1,537      $2,666
--------------------------------------------------------------- ----------- ---------- ----------- -----------
Class C: did not sell your shares                                  $255        $783      $1,337      $2,850
         sold all your shares at
         the end of the period                                     $355        $783      $1,337      $2,850

6. The following information relating to Class B and Class C shares under the caption Sales Charges in the Prospectus is restated in its entirety, as follows:

      Class B shares Your purchases of Class B shares are at the Fund's net asset value (NAV). Class B shares have no front-end sales charge, but they do carry a contingent deferred sales charge (CDSC), that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. Liberty Funds Distributor, Inc. (LFD) pays the financial advisor firm an up-front commission of 4.00% on sales of Class B shares.

                                                               % deducted when
      Holding period after purchase                            shares are sold
      Through first year                                             5.00
      -------------------------------------------- -----------------------------------------
      -------------------------------------------- -----------------------------------------
      Through second year                                            4.00
      -------------------------------------------- -----------------------------------------
      -------------------------------------------- -----------------------------------------
      Through third year                                             3.00
      -------------------------------------------- -----------------------------------------
      Through fourth year                                            3.00
      -------------------------------------------- -----------------------------------------
      Through fifth year                                             2.00
      -------------------------------------------- -----------------------------------------
      Through sixth year                                             1.00
      -------------------------------------------- -----------------------------------------
      Longer than six years                                          0.00


      Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

      Years after purchase                      % deducted when shares are sold
      Through first year                                         1.00
      ------------------------------------- ------------------------------------------------
      ------------------------------------- ------------------------------------------------
      Longer than one years                                      0.00

7. The following is added as the third sentence under the caption Distribution and Service Fees:

      The Distributor has voluntarily agreed to waive a portion of Contrarian Income Fund's Class C share distribution fee so that it does not exceed 0.60% annually.



CHF-36/192A-0100                                               January 18,  2000

                          CRABBE HUSON CONTRARIAN FUND

                 Supplement to Prospectus dated December 1, 1998
                   (Replacing Supplement dated August 6, 1999)



Peter P. Belton and Marian L. Kessler are no longer co-managers of the Fund.

Effective immediately, John E. Maack, Jr. is a co-manager of the Fund. Robert Anton, James Crabbe and John Johnson will remain as the other co-managers. Mr. Maack was employed as a portfolio and securities analyst by Crabbe Huson Group, Inc. (Crabbe Huson) from 1988 to July, 1999. He resumed employment with Crabbe Huson as Director of Equities, Portfolio Manager and Analyst on December 6, 1999 after being on sabbatical since July 22, 1999.




739-36/190A- 0100                                   January 18,  2000